Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Customer Day	Dec. 31, 2019 USD ($) Customer
Impairments of investments	$ 0	$ 0
Impairment long lived asset held for use	0	0
Impairment of intangible assets finite lived	0	0
Goodwill impairment loss	0	0
Uncertain tax positions	$ 0	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of customers related parties over net sales ten percent benchmark | Day	2
Number of Other customers over net sales ten percent benchmark | Customer	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer Related Party One [Member]
Concentration risk percentage	27.10%	35.00%
Number of Other customers over net sales ten percent benchmark | Customer		3
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer Related Party Two [Member]
Concentration risk percentage	12.30%	17.30%
Number of Other customers over net sales ten percent benchmark | Customer		1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer Related Party Three [Member]
Concentration risk percentage		11.50%
Number of Other customers over net sales ten percent benchmark | Customer		0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer One [Member]
Concentration risk percentage		13.50%